Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions and Balances
13.	Related Party Transactions and Balances

Related Parties:

Name of related parties	Relationship with the Company
Yangzhou Yada Powder Metallurgy Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu
Jiangsu Qinqin Group Yangzhou Hujun Food Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu
Yangzhou Meihua Import and Export Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu

 Related Party Sales

The Company sells products to its related parties and the sales amount and the accounts receivable from related parties for 2021, 2020 and 2019 are as follows:

Sales:

Name of related party	For the Year Ended December 31,
	2021	2020	2019
Yangzhou Meihua Import and Export Co., Ltd.	$51,750	$71,885	$113,121
Yangzhou Yada Powder Metallurgy Co., Ltd.	347,737	669,583	567,559
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	176,414	67,101	145,773
Jiangsu Qinqin Group Yangzhou Hujun Food Co., Ltd.	-	8,038	-
Total	$575,901	$816,607	$826,453

Due from Related Parties:

Name of related party	December 31, 2021	December 31, 2020
Yangzhou Meihua Import and Export Co., Ltd.	$-	$56,616
Yangzhou Yada Powder Metallurgy Co., Ltd.	-	301,113
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	-	34,345
Total	$-	$392,074